ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
	Year Ended December 31,
	2020	2019	2018
Trade accounts payable	$1,717,977	$2,420,392	$1,636,786
Accrued liabilities	41,186	-	-
	$1,759,163	$2,420,392	$1,636,786